SCHEDULE OF MATURITY OF OPERATING LEASE LIABILITIES (Details) - USD ($)	Sep. 30, 2023	Dec. 31, 2022	Jan. 01, 2022
Commitments and Contingencies Disclosure [Abstract]
2023	$ 7,081
2024	28,962
2025	29,831
2026	30,726
2027	7,738
Total lease payments	104,339
Less: Imputed interest	(10,604)
Present value of lease liabilities	$ 93,735	$ 110,138	$ 135,182